Consolidated Statements of Profit or Loss - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
REVENUE	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
Net fee revenue	1,598,351	1,275,125	987,967
Interest revenue	1,579,346	1,082,668	833,516
Retail revenue	850,127	163,134	68,807
Other gains/(losses)	18,250	11,229	23,200
COSTS AND OPERATING EXPENSES	(2,714,156)	(1,249,867)	(891,486)
Interest expenses and fees	(908,698)	(616,116)	(478,010)
Transaction expenses	(31,603)	(29,494)	(27,470)
Cost of goods and services	(1,179,141)	(303,858)	(166,356)
Technology & product development	(208,580)	(109,553)	(88,657)
Sales & marketing	(146,231)	(43,990)	(21,891)
General & administrative expenses	(78,252)	(32,899)	(29,468)
Provision expenses	(161,651)	(113,957)	(79,634)
NET INCOME BEFORE TAX	1,331,918	1,282,289	1,022,004
Income tax	(264,211)	(225,455)	(173,234)
NET INCOME	1,067,707	1,056,834	848,770
Attributable to:
Shareholders of the Company	1,073,177	1,039,739	841,351
Non-controlling interest	(5,470)	17,095	7,419
NET INCOME	₸ 1,067,707	₸ 1,056,834	₸ 848,770
Earnings per share
Basic (KZT)	₸ 5,631	₸ 5,477	₸ 4,431
Diluted (KZT)	₸ 5,592	₸ 5,431	₸ 4,381